Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2019 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3.76% Shares Held Value (000's)
Exchange-Traded Funds - 0.24%
SPDR S&P Global Natural Resources ETF 6,865 $ 317
Money Market Funds - 3.52%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.52%
(a)
4,592,778 4,593
TOTAL INVESTMENT COMPANIES $ 4,910
PRIVATE INVESTMENT FUNDS - 12.61% Shares Held Value (000's)
Agriculture - 3.83%
Ceres Farmland Holdings, LP
(b)
5,000,000 5,000
Diversified Financial Services - 2.68%
Sound Point CLO Fund, LP
(b)
N/A 3,512
Forest Products & Paper - 6.10%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
6,888 7,968
TOTAL PRIVATE INVESTMENT FUNDS $ 16,480
COMMON STOCKS - 48.11% Shares Held Value (000's)
Agriculture - 0.24%
Archer-Daniels-Midland Co 3,402 158
Bunge Ltd 2,736 157
$ 315
Biotechnology - 0.13%
Corteva Inc 5,614 166
Chemicals - 1.35%
CF Industries Holdings Inc 3,161 151
Ecolab Inc 1,805 348
FMC Corp 1,491 149
Israel Chemicals Ltd 31,098 147
K+S AG 12,919 161
Mosaic Co/The 7,668 166
Nutrien Ltd 3,094 148
OCI NV
(c)
7,702 163
Sociedad Quimica y Minera de Chile SA ADR 6,129 164
Yara International ASA 3,871 161
$ 1,758
Commercial Services - 0.96%
Atlas Arteria Ltd 33,027 182
China Merchants Port Holdings Co Ltd 292,000 494
Transurban Group 54,762 573
$ 1,249
Consumer Products - 0.11%
Avery Dennison Corp 1,120 146
Diversified Financial Services - 0.18%
Centuria Capital Group 149,635 238
Electric - 5.35%
Atlantica Yield PLC 19,216 507
AusNet Services 435,773 520
Clearway Energy Inc - Class C 22,160 442
Dominion Energy Inc 7,909 655
Duke Energy Corp 3,529 322
EDP - Energias de Portugal SA 115,004 499
Emera Inc 13,756 591
Hydro One Ltd
(d)
41,745 806
Red Electrica Corp SA 38,230 770
Spark Infrastructure Group 310,229 455
SSE PLC 27,023 516
Terna Rete Elettrica Nazionale SpA 77,619 519
Transmissora Alianca de Energia Eletrica SA 49,200 381
$ 6,983
Electronics - 0.42%
Badger Meter Inc 6,802 442
Watts Water Technologies Inc 1,119 111
$ 553
Energy - Alternate Sources - 0.82%
NextEra Energy Partners LP 8,182 431
Pattern Energy Group Inc 6,548 175
TerraForm Power Inc 30,001 462
$ 1,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0.35%
Grupo Aeroportuario del Pacifico SAB de CV 24,100 $ 286
Sydney Airport 29,138 177
$ 463
Environmental Control - 2.06%
AquaVenture Holdings Ltd
(c)
21,490 583
China Water Affairs Group Ltd 428,000 320
Evoqua Water Technologies Corp
(c)
16,694 317
Kurita Water Industries Ltd 5,600 166
Pentair PLC 13,690 628
Tetra Tech Inc 7,882 679
$ 2,693
Food - 0.24%
Ingredion Inc 1,756 163
Wilmar International Ltd 48,800 150
$ 313
Forest Products & Paper - 0.92%
International Paper Co 3,152 145
Mondi PLC 6,740 158
Nine Dragons Paper Holdings Ltd 143,000 149
Oji Holdings Corp 25,600 138
Smurfit Kappa Group PLC 4,114 159
Stora Enso Oyj 10,859 158
Svenska Cellulosa AB SCA 14,672 149
UPM-Kymmene Oyj 4,369 151
$ 1,207
Gas - 1.02%
National Grid PLC 54,796 685
Snam SpA 123,244 648
$ 1,333
Healthcare - Products - 0.78%
Danaher Corp 6,662 1,022
Iron & Steel - 1.20%
ArcelorMittal SA 8,531 150
Evraz PLC 30,489 163
Fortescue Metals Group Ltd 22,195 167
JFE Holdings Inc 11,500 148
Nippon Steel Corp 10,000 151
Novolipetsk Steel PJSC 7,253 167
Nucor Corp 2,591 146
POSCO 748 152
thyssenkrupp AG 11,641 157
Vale SA ADR 12,421 164
$ 1,565
Lodging - 0.07%
City Developments Ltd 10,400 85
Machinery - Diversified - 1.21%
Ebara Corp 6,400 193
IDEX Corp 2,170 373
Mueller Water Products Inc - Class A 8,977 108
Xylem Inc/NY 11,546 910
$ 1,584
Mining - 2.41%
Agnico Eagle Mines Ltd 2,458 151
Anglo American PLC 5,572 160
Antofagasta PLC 13,010 158
Barrick Gold Corp 8,747 163
BHP Group Ltd 5,649 155
Franco-Nevada Corp 1,484 153
Freeport-McMoRan Inc 12,836 168
Glencore PLC
(c)
46,302 144
Kirkland Lake Gold Ltd 3,477 153
Korea Zinc Co Ltd 424 156
MMC Norilsk Nickel PJSC ADR 5,564 170
Newcrest Mining Ltd 7,020 148
Newmont Goldcorp Corp 3,804 165
Norsk Hydro ASA 41,267 153
Rio Tinto Ltd 2,228 158
South32 Ltd 79,986 151

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Southern Copper Corp 3,841 $ 163
Sumitomo Metal Mining Co Ltd 4,800 155
Teck Resources Ltd 9,328 162
Wheaton Precious Metals Corp 5,315 158
$ 3,144
Oil & Gas - 3.32%
BP PLC 23,517 148
Canadian Natural Resources Ltd 5,228 169
Chevron Corp 1,247 150
CNOOC Ltd 101,000 168
ConocoPhillips 2,437 159
Ecopetrol SA ADR 7,978 159
Eni SpA 9,660 150
EOG Resources Inc 2,060 173
Equinor ASA 7,922 158
Exxon Mobil Corp 2,144 150
Gazprom PJSC ADR 18,388 152
Imperial Oil Ltd 5,833 154
LUKOIL PJSC ADR 1,531 153
Marathon Petroleum Corp 2,408 145
Neste Oyj 4,318 150
Novatek PJSC 737 150
Occidental Petroleum Corp 3,787 156
Petroleo Brasileiro SA ADR 9,917 158
Phillips 66 1,273 142
Pioneer Natural Resources Co 1,142 173
Repsol SA 9,271 146
Repsol SA
(c)
9,271 4
Rosneft Oil Co PJSC 21,545 156
Royal Dutch Shell PLC - A Shares 5,107 151
Suncor Energy Inc 4,683 154
Tatneft PJSC ADR 2,118 157
TOTAL SA 2,780 154
Valero Energy Corp 1,529 143
Woodside Petroleum Ltd 6,257 151
$ 4,333
Oil & Gas Services - 0.25%
Halliburton Co 6,959 170
Schlumberger Ltd 4,035 162
$ 332
Packaging & Containers - 0.58%
Amcor PLC 14,237 154
DS Smith PLC 29,578 151
Packaging Corp of America 1,305 146
Sealed Air Corp 3,871 154
Westrock Co 3,622 155
$ 760
Pipelines - 6.58%
AltaGas Ltd 19,934 304
APA Group 57,666 449
Cheniere Energy Inc
(c)
4,508 275
Cheniere Energy Partners LP 1,647 66
Enbridge Inc 16,436 653
Energy Transfer LP 29,656 380
Enterprise Products Partners LP 13,064 368
EQM Midstream Partners LP 4,334 130
Gibson Energy Inc 17,097 350
Kinder Morgan Inc/DE 13,440 284
Magellan Midstream Partners LP 5,345 336
MPLX LP 13,848 353
Noble Midstream Partners LP 96,604 2,566
ONEOK Inc 4,311 326
Pembina Pipeline Corp 6,118 227
Phillips 66 Partners LP 4,940 304
Plains All American Pipeline LP 19,310 355
Targa Resources Corp 2,640 108
Williams Cos Inc/The 32,320 767
$ 8,601
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1.66%
Aroundtown SA 23,169 $ 208
Castellum AB 4,426 104
Entra ASA
(d)
4,184 69
Fabege AB 4,380 73
LEG Immobilien AG 1,087 128
Midea Real Estate Holding Ltd
(d)
28,600 88
Mitsubishi Estate Co Ltd 16,100 308
New World Development Co Ltd 201,000 276
Sun Hung Kai Properties Ltd 18,500 283
TLG Immobilien AG 2,757 88
Tokyo Tatemono Co Ltd 7,500 117
Vonovia SE 6,420 345
Wihlborgs Fastigheter AB 4,346 80
$ 2,167
REITs - 10.74%
AIMS APAC REIT 40,700 43
Alexandria Real Estate Equities Inc 1,273 206
Altarea SCA 219 50
American Homes 4 Rent 8,634 226
Americold Realty Trust 3,865 136
Apartment Investment & Management Co 3,379 175
Arena REIT 83,695 167
Big Yellow Group PLC 13,179 209
Centuria Industrial REIT 28,707 67
Centuria Metropolitan REIT 52,414 107
CFE Capital S de RL de CV 199,700 290
CoreSite Realty Corp 600 67
Crown Castle International Corp 3,864 550
CubeSmart 7,403 233
Daiwa Office Investment Corp 16 123
Dexus 13,775 113
Dream Industrial Real Estate Investment Trust 35,800 362
Duke Realty Corp 5,037 175
EPR Properties 4,670 330
Equinix Inc 523 305
Essential Properties Realty Trust Inc 5,745 143
Essex Property Trust Inc 824 248
Extra Space Storage Inc 1,811 191
Gecina SA 1,063 191
Goodman Group 16,907 159
Healthcare Realty Trust Inc 3,350 112
Healthcare Trust of America Inc 10,535 319
Healthpeak Properties Inc 8,571 295
Independence Realty Trust Inc 25,716 362
Industrial & Infrastructure Fund Investment Corp 66 101
Industrial Logistics Properties Trust 10,261 230
Ingenia Communities Group 10,164 35
Inmobiliaria Colonial Socimi SA 6,870 88
Investec Australia Property Fund 33,578 35
Invitation Homes Inc 18,616 558
Japan Hotel REIT Investment Corp 326 244
Japan Retail Fund Investment Corp 61 131
Kilroy Realty Corp 470 39
Klepierre SA 2,695 103
Lendlease Global Commercial REIT
(c)
55,500 38
Link REIT 30,000 318
Macquarie Mexico Real Estate Management SA
de CV
(d)
67,100 88
MCUBS MidCity Investment Corp 178 193
Merlin Properties Socimi SA 16,998 244
Minto Apartment Real Estate Investment Trust 8,600 153
NewRiver REIT PLC 33,403 89
NSI NV 3,001 146
Park Hotels & Resorts Inc 5,209 135
Physicians Realty Trust 14,738 279
PLA Administradora Industrial S de RL de CV 78,700 129
Prologis Inc 6,321 563
Prologis Property Mexico SA de CV 30,300 67
Rayonier Inc 4,769 156

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2019 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rexford Industrial Realty Inc 2,955 $ 135
Sabana Shari'ah Compliant Industrial Real Estate
Investment Trust
520,000 178
Sabra Health Care REIT Inc 14,274 305
Segro PLC 29,591 352
Sekisui House Reit Inc 329 277
Simon Property Group Inc 557 83
Stockland 44,784 145
STORE Capital Corp 5,949 222
Summit Industrial Income REIT 6,030 56
Sun Communities Inc 2,257 339
Sunstone Hotel Investors Inc 6,160 86
Taubman Centers Inc 1,025 32
Terreno Realty Corp 1,700 92
UNITE Group PLC/The 6,859 115
United Urban Investment Corp 146 274
VICI Properties Inc 9,198 235
Welltower Inc 4,455 364
Weyerhaeuser Co 9,186 277
WPT Industrial Real Estate Investment Trust 25,225 350
$ 14,033
Software - 0.09%
InterXion Holding NV
(c)
1,348 113
Telecommunications - 0.06%
Eutelsat Communications SA 4,970 81
Water - 5.01%
Aguas Andinas SA 1,052,262 447
American Water Works Co Inc 9,628 1,183
Aqua America Inc 24,406 1,145
Guangdong Investment Ltd 198,000 414
Middlesex Water Co 867 55
Pennon Group PLC 36,887 500
Severn Trent PLC 10,554 352
SJW Group 5,980 425
Suez 35,225 534
United Utilities Group PLC 48,917 612
Veolia Environnement SA 24,655 656
York Water Co/The 4,903 226
$ 6,549
TOTAL COMMON STOCKS $ 62,854
CONVERTIBLE PREFERRED STOCKS
- 1.66% Shares Held Value (000's)
Pipelines - 1.66%
Targa Resources Corp 9.50%, 02/18/2021
(e)
2,000 $ 2,161
TOTAL CONVERTIBLE PREFERRED STOCKS $ 2,161
BONDS - 31.40%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 22.35%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 1,000 $ 830
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
2,000 1,759
BANK 2018-BNK15
4.65%, 11/15/2061
(f)
2,000 2,169
BANK 2019-BNK20
0.84%, 09/15/2062
(f),(g)
15,185 1,019
Benchmark 2018-B6 Mortgage Trust
3.12%, 10/10/2051
(d),(f)
1,000 905
3.12%, 10/10/2051
(d),(f)
550 458
Benchmark 2019-B12 Mortgage Trust
3.00%, 08/15/2052
(d)
2,391 2,121
Cantor Commercial Real Estate Lending
2019-CF1
4.35%, 05/15/2052
(f)
1,000 1,053
CD 2017-CD4 Mortgage Trust
4.35%, 05/10/2050
(f)
2,000 2,092
Citigroup Commercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(f)
1,000 1,124
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
$ 1,750 $ 1,572
3.00%, 08/10/2056
(d)
1,400 976
Csail 2015-C2 Commercial Mortgage Trust
3.23%, 06/15/2057
(d)
500 385
4.19%, 06/15/2057
(f)
500 444
DBGS 2018-5BP Mortgage Trust
2.38%, 06/15/2033
(d)
2,000 1,989
1.00 x 1 Month USD LIBOR + 0.65%
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(d),(f)
539 554
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(f),(g)
9,860 966
3.00%, 07/10/2052
(d)
2,000 1,772
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(f)
3,246 258
2.80%, 09/01/2052
(d)
1,500 1,330
JPMBB Commercial Mortgage Securities Trust
2014-C21
4.66%, 08/15/2047
(d),(f)
1,000 930
JPMBB Commercial Mortgage Securities Trust
2015-C28
3.70%, 10/15/2048
(d),(f)
500 98
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.66%, 05/15/2048
(f)
560 481
JPMCC Commercial Mortgage Securities Trust
2019-COR4
3.00%, 03/10/2052
(d),(f)
2,000 1,791
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(d),(f)
1,000 873
4.53%, 10/15/2048
(d),(f)
500 408
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(d)
500 404
WFRBS Commercial Mortgage Trust 2014-C21
3.50%, 08/15/2047
(d)
500 438
$ 29,199
Consumer Products - 0.51%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(d)
700 668
Food - 0.36%
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(d)
500 468
Healthcare - Services - 0.59%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(d)
750 768
Insurance - 0.58%
Acrisure LLC / Acrisure Finance Inc
10.13%, 08/01/2026
(d)
700 754
Leisure Products & Services - 0.27%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(d)
408 356
Media - 0.92%
Cengage Learning Inc
9.50%, 06/15/2024
(d)
700 605
McGraw-Hill Global Education Holdings LLC /
McGraw-Hill Global Education Finance
7.88%, 05/15/2024
(d)
700 602
$ 1,207
Miscellaneous Manufacturers - 0.64%
Foxtrot Escrow Issuer LLC / Foxtrot Escrow Corp
12.25%, 11/15/2026
(d)
162 169

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2019 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
FXI Holdings Inc
7.88%, 11/01/2024
(d)
$ 700 $ 672
$ 841
Mortgage Backed Securities - 2.41%
Freddie Mac STACR 2019-HQA3
9.29%, 09/25/2049
(d)
500 525
1.00 x 1 Month USD LIBOR + 7.50%
Freddie Mac STACR Trust 2019-DNA2
12.29%, 03/25/2049
(d)
900 1,169
1.00 x 1 Month USD LIBOR + 10.50%
Freddie Mac STACR Trust 2019-DNA3
9.94%, 07/25/2049
(d)
250 293
1.00 x 1 Month USD LIBOR + 8.15%
Freddie Mac STACR Trust 2019-HQA2
13.04%, 04/25/2049
(d)
900 1,166
1.00 x 1 Month USD LIBOR + 11.25%
$ 3,153
Other Asset Backed Securities - 0.38%
Oaktree CLO 2019-4 Ltd
9.15%, 10/20/2032
(d)
500 498
1.00 x 3 Month USD LIBOR + 7.23%
Retail - 0.55%
Staples Inc
10.75%, 04/15/2027
(d)
700 711
Telecommunications - 1.84%
Cincinnati Bell Inc
7.00%, 07/15/2024
(d)
700 734
Consolidated Communications Inc
6.50%, 10/01/2022 700 634
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(d)
700 739
Intelsat Connect Finance SA
9.50%, 02/15/2023
(d)
426 298
$ 2,405
TOTAL BONDS $ 41,028
CONVERTIBLE BONDS - 1.29%
Principal
Amount (000's) Value (000's)
Energy - Alternate Sources - 1.29%
Sunnova Energy International Inc
7.75%, 01/30/2027
(h)
1,777 1,688
TOTAL CONVERTIBLE BONDS $ 1,688
SENIOR FLOATING RATE INTERESTS
- 0.97%
Principal
Amount (000's) Value (000's)
Automobile Parts & Equipment - 0.52%
GC EOS Buyer Inc
10.30%, 06/29/2026
(i)
$ 700 $ 679
3 Month USD LIBOR + 2.75%
Telecommunications - 0.45%
Intrado Corp
6.38%, 10/10/2024
(i)
698 590
3 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 1,269
Total Investments $ 130,390
Other Assets and Liabilities -  0.20% 261
TOTAL NET ASSETS - 100.00% $ 130,651
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,233 or 24.67% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security is an Interest Only Strip.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,688 or 1.29%
of net assets.
(i) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 24.76%
Financial 15.84%
Energy 13.92%
Utilities 11.38%
Industrial 11.36%
Basic Materials 5.88%
Consumer, Cyclical 5.24%
Consumer, Non-cyclical 3.92%
Money Market Funds 3.52%
Communications 3.27%
Asset Backed Securities 0.38%
Investment Companies 0.24%
Technology 0.09%
Other Assets and Liabilities
0.20%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value Redemption Notice (days) Percent of Net Assets
BTG Pactual Open Ended Core US Timberland Fund, LP
(a)
07/01/2019 $ 8,000 $ 7,968 90 6.10%
Ceres Farmland Holdings, LP
(b)
11/01/2019 5,000 5,000 30 3.83%
Sound Point CLO Fund, LP
(b)
08/01/2019 4,000 3,512 60 2.68%
Total $ 16,480 12.61%
Amounts in thousands.
(a) Redemptions are subject to a two-year holding period from the acquisition date.
(b) Redemptions are subject to a one-year holding period from the acquisition date.

Glossary to the Schedule of Investments
December 31, 2019 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2019 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares. Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar quarter. On non-valuation days, the
Valuation Committee determines the fair value of each private investment fund. These investments are excluded from the fair value hierarchy.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the

December 31, 2019 (unaudited)

transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.). Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the
“Pricing Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 41,028 $ — $ 41,028
Common Stocks
Basic Materials 3,187 4,487 — 7,674
Communications — 81 — 81
Consumer, Cyclical — 85 — 85
Consumer, Non-cyclical 1,812 1,399 — 3,211
Energy 11,737 2,597 — 14,334
Financial 9,698 6,740 — 16,438
Industrial 5,046 1,007 — 6,053
Technology 113 — — 113

December 31, 2019 (unaudited)

*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of December 31, 2019 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Utilities $ 6,738 $ 8,127 $ — $ 14,865
Convertible Bonds* — 1,688 — 1,688
Convertible Preferred Stocks
Energy — 2,161 — 2,161
Investment Companies 4,910 — — 4,910
Senior Floating Rate Interests* — 1,269 — 1,269
Total investments in securities $ 4 3 ,241 $ 70,669 $ — $ 1 13,91 0
Investments Using NAV as a practical expedient
Private Investment Funds — — — 16,480
Total investments in securities — — — 130,390